PROPERTY AND EQUIPMENT, NET - Schedule of property and equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
PROPERTY AND EQUIPMENT, NET
Property and equipment, cost	$ 101,347	$ 100,975
Less: Accumulated depreciation	(50,308)	(43,752)
Less: Provision for impairment	(31,143)	(34,390)
Property and equipment, net	19,896	22,833
Machinery and equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, cost	94,091	93,928
Electronics and office equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, cost	424	469
Motor vehicles
PROPERTY AND EQUIPMENT, NET
Property and equipment, cost	1,127	1,029
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Property and equipment, cost	5,433	$ 5,549
Construction in progress
PROPERTY AND EQUIPMENT, NET
Property and equipment, cost	$ 272